Intangible Assets (Details) - Schedule of Amortized Over its Estimated Useful Life	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Amortized Over its Estimated Useful Life [Line Items]
As of December 31, 2023	$ 321,000
Additions
As of March 31, 2024	$ 321,000